Taxation - Additional Information (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended					12 Months Ended												0 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Cayman Islands [Member]	Dec. 31, 2013 British Virgin Islands [Member] Cheerbright International Holdings, Ltd [Member]	Dec. 31, 2013 China [Member] USD ($)	Dec. 31, 2013 China [Member] CNY	Dec. 31, 2013 China [Member] Autohome WFOE [Member]	Dec. 31, 2007 China [Member] Autohome WFOE [Member]	Dec. 31, 2013 China [Member] VIEs [Member]	Dec. 31, 2012 China [Member] VIEs [Member]	Dec. 31, 2011 China [Member] VIEs [Member]	Dec. 31, 2013 China [Member] High-New Technology Enterprise [Member] Autohome WFOE [Member]	Mar. 16, 2012 Hong Kong [Member]	Oct. 18, 2013 Hong Kong [Member] Subsidiaries [Member]	Dec. 31, 2013 Hong Kong [Member] Subsidiaries [Member] USD ($)	Dec. 31, 2012 Hong Kong [Member] Subsidiaries [Member] USD ($)	Dec. 31, 2011 Hong Kong [Member] Subsidiaries [Member] USD ($)
Income Tax Contingency [Line Items]
Statutory EIT rate											0.00%	0.00%	25.00%	25.00%	25.00%	33.00%	25.00%	25.00%	25.00%		16.50%	16.50%
Income tax expense	$ 21,041	129,150	82,940	$ 18,550	112,294	90,988	38,348																$ 0	$ 0	$ 0
Preferential statutory tax rate																				15.00%
Preferential income tax rate period																				3 years
Non-PRC resident withholding tax on dividends paid, percentage													10.00%	10.00%
Net tax operating losses													1,695	10,262
Net tax operating losses expiration year													2017	2017
Accrued deferred income tax liabilities						26,629
Unrecognized tax benefits				4,866	29,459	17,379	5,971	2,871
Recognized liabilities related to unrecognized tax benefits	4,731	29,041		4,797	29,041	16,568
Unrecognized tax benefits that would impact effective tax rate				1,744	10,560	3,790
Interest expense relating to unrecognized tax benefits				349	2,115	685
Penalties related to continuing operations				$ 0	0	0	0
Tax year that remains open to examination under enacted tax laws									2008	2013
Effective income tax rate	20.56%	20.56%	19.92%